Employee Benefit Plans - Textual Information (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) plan	Dec. 31, 2016 USD ($) plan	Dec. 31, 2015 USD ($)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Deficit contributions, present value	$ 15,000,000
Defined contribution plan, assets and liabilities	278,000,000
Pension plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Multiemployer plan, contributions by employer	132,000,000	$ 140,000,000
Pension assets or obligations, threshold, per plan	20,000,000
Curtailments	(45,000,000)	0
Future amortization of gain (loss)	9,000,000
Fair values of the plan assets	2,059,000,000	567,000,000	$ 915,000,000
Employer contributions	50,000,000	50,000,000
Estimated future employer contributions in next fiscal year	44,000,000
Pension plan | Fixed income and cash investment funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair values of the plan assets	658,000,000	49,000,000
Other Postretirement Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Curtailments	$ 5,000,000	(1,000,000)
Health care cost trend rate assumed next fiscal year	6.81%
Health care cost trend rate	4.81%
Future amortization of gain (loss)	$ 2,000,000
Future amortization of prior service cost (credit)	5,000,000
Fair values of the plan assets	0	0	$ 0
Employer contributions	13,000,000	$ 6,000,000
Estimated future employer contributions in next fiscal year	$ 24,000,000
U.K.
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Number of retirement plans | plan		2
U.S. | Pension plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Number of retirement plans | plan	7
Foreign | Pension plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Number of retirement plans | plan	6
FV measured at NAV per share
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair values of the plan assets	$ 1,684,000,000	$ 228,000,000
FV measured at NAV per share | Equity securities
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Percent of plan assets valued using NAV	30.00%	20.00%
FV measured at NAV per share | Fixed income and cash investment funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Percent of plan assets valued using NAV	28.00%	7.00%
FV measured at NAV per share | Alternative investments
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Percent of plan assets valued using NAV	24.00%	13.00%
Level 3 | Pension plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair values of the plan assets	$ 86,000,000	$ 25,000,000